Lease liabilities (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 19,212	$ 17,052
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Assets not yet available for use	$ 79,913	$ 79,557